Income Taxes Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 66,408	$ 78,422	$ 67,662
State	6,849	7,430	6,426
Foreign	190	6	(56)
Total Current	73,447	85,858	74,032
Deferred:
Federal	18,220	23,143	15,996
State	1,347	1,878	1,291
Foreign	(354)	4	(31)
Total	$ 92,660	$ 110,883	$ 91,288